--------------------------------------------------------------------------------
    Semiannual Report - Financial Statements
--------------------------------------------------------------------------------


     T. Rowe Price



                    Personal Strategy
                    Balanced Fund
                  ---------------------
                    November 30, 1998
                  ---------------------

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited

------------------------
  Financial Highlights           For a share outstanding throughout each period
--------------------------------------------------------------------------------


                           6 Months       Year                       7/29/94
                              Ended      Ended                       Through
                           11/30/98    5/31/98   5/31/97   5/31/96   5/31/95

  NET ASSET VALUE
  Beginning of period      $  15.88   $  14.07  $  12.68  $ 11.15   $  10.00
                           .....................................................
  Investment activities
   Net investment income       0.22       0.46*     0.42*    0.41*      0.33*
   Net realized and
   unrealized gain (loss)      0.12       2.15      1.69     1.56       1.08
                           .....................................................
   Total from investment
   activities                  0.34       2.61      2.11     1.97       1.41
                           .....................................................
  Distributions
   Net investment income      (0.23)     (0.45)    (0.40)   (0.37)     (0.26)
   Net realized gain              -      (0.35)    (0.32)   (0.07)         -
                           .....................................................
   Total distributions        (0.23)     (0.80)    (0.72)   (0.44)     (0.26)
                           .....................................................
  NET ASSET VALUE
  End of period            $  15.99   $  15.88  $  14.07 $  12.68   $  11.15
                           -----------------------------------------------------


  Ratios/Supplemental Data

  Total return/\               2.19%    19.15%*    17.21%*  17.97%*    14.35%*
                           .....................................................
  Ratio of expenses to
  average net assets           0.99%+    1.05%*    1.05%*    1.05%*     1.05%+*
                           .....................................................
  Ratio of net investment
  income to average
  net assets                   2.95%+     3.09%*    3.20%*   3.44%*     3.74%+*
                           .....................................................
  Portfolio turnover rate      38.6%+     41.5%     54.0%    47.7%      25.8%+
                           .....................................................
  Net assets, end of period
  (in thousands)           $398,989   $328,356  $205,883 $116,826   $ 13,336
                           .....................................................


/\ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions
* Excludes expenses in excess of a 1.05% voluntary expense limitation in effect through 5/31/98.
+  Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                     November 30, 1998


----------------------------
  Portfolio of Investments                          Shares/Par          Value
--------------------------------------------------------------------------------
                                                                 In thousands

      Common Stocks  58.4%

      FINANCIAL  10.3%

      Bank and Trust  6.1%

      Abbey National (GBP)                              44,000   $        908
      ..........................................................................
      ABN Amro (NLG)                                    20,400            420
      ..........................................................................
      Air Liquide (L) (FRF)                              2,295            390
      ..........................................................................
      Albank Financial                                   1,800            122
      ..........................................................................
      Australia & New Zealand Banking ADR                6,400            212
      ..........................................................................
      Banca Commerciale Italiana (ITL)                  86,000            588
      ..........................................................................
      Banco de Bilbao Vizcaya ADR                       39,600            624
      ..........................................................................
      Banco Frances del Rio de la Plata (Class B) ADR   10,204            247
      ..........................................................................
      Bank of New York                                  22,100            757
      ..........................................................................
      Bank One                                          28,320          1,453
      ..........................................................................
      BankAmerica                                       35,100          2,288
      ..........................................................................
      Bankgesellschaft Berlin (DEM)                     14,000            239
      ..........................................................................
      Barclay's (GBP)                                   23,255            528
      ..........................................................................
      Chase Manhattan                                   23,600          1,497
      ..........................................................................
      Citigroup                                         43,499          2,183
      ..........................................................................
      Citizens Banking                                   5,500            180
      ..........................................................................
      Deutsche Bank (DEM)                                6,180            381
      ..........................................................................
      Development Bank of Singapore (SGD)               12,100             92
      ..........................................................................
      Downey Financial                                   7,000            182
      ..........................................................................
      Dresdner Bank (DEM)                                7,000            314
      ..........................................................................
      First Bell Bancorp                                 2,800             44
      ..........................................................................
      First Mariner Bancorp *                            2,600             37
      ..........................................................................
      First Security                                     3,200             65
      ..........................................................................
      First Union                                       17,500          1,063
      ..........................................................................
      Frankfort First Bancorp                            2,100             33
      ..........................................................................
      Glacier Bancorp                                    7,810            166
      ..........................................................................
      HSBC Holdings (GBP)                               24,072            655
      ..........................................................................
      J. P. Morgan                                       6,630            709
      ..........................................................................
      KBC Bancassurance Holding (BEF)                    6,900            494
      ..........................................................................
      KeyCorp                                            7,600            233
      ..........................................................................
      Marshall & Ilsley                                    900             46
      ..........................................................................
      Mediobanca (ITL)                                  37,000            447
      ..........................................................................
      Mellon Bank                                       21,900          1,378
      ..........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                    Shares/Par          Value
--------------------------------------------------------------------------------
                                                                 In thousands

      Mercantile Bancorporation                          2,000   $         88
      ..........................................................................
      National City                                      8,600            578
      ..........................................................................
      Overseas Chinese Bank (SGD)                       12,000             73
      ..........................................................................
      Societe Generale (FRF)                             3,572            563
      ..........................................................................
      State Street                                       1,800            124
      ..........................................................................
      Summit Bancorp                                     4,100            171
      ..........................................................................
      Svenska Handelsbank (SEK)                         11,000            443
      ..........................................................................
      U.S. Bancorp                                       5,500            202
      ..........................................................................
      Washington Mutual                                 26,105          1,012
      ..........................................................................
      Wells Fargo                                       47,000          1,692
      ..........................................................................
      WestAmerica                                        1,600             58
      ..........................................................................
      Westpac Bank (AUD)                                40,000            267
      ..........................................................................
                                                                       24,246
                                                                ................

      Insurance  1.6%

      ACE Limited                                       29,300            938
      ..........................................................................
      Allstate                                           4,600            187
      ..........................................................................
      American General                                   8,000            563
      ..........................................................................
      American International Group                         975             92
      ..........................................................................
      EXEL (Class A)                                    14,613          1,098
      ..........................................................................
      General Re                                         1,100            257
      ..........................................................................
      Harleysville Group                                 5,800            123
      ..........................................................................
      PartnerRe Holdings                                 6,500            288
      ..........................................................................
      Poe & Brown                                        3,900            137
      ..........................................................................
      Selective Insurance                                3,600             68
      ..........................................................................
      St. Paul Companies                                23,300            821
      ..........................................................................
      Sumitomo Marine & Fire Insurance (JPY)            48,000            286
      ..........................................................................
      Travelers Property Casualty (Class A)             34,000          1,171
      ..........................................................................
      UNUM                                               8,300            447
      ..........................................................................
      W. R. Berkley                                      3,800            127
      ..........................................................................
                                                                        6,603
                                                                ................

      Financial Services  2.6%

      American Express                                  14,500          1,451
      ..........................................................................
      Associates First Capital (Class A)                 8,200            639
      ..........................................................................
      AXA (FRF)                                          6,300            814
      ..........................................................................
      Capital One Financial                              5,400            594
      ..........................................................................
      Delta Financial *                                  4,500             25
      ..........................................................................
      Fannie Mae                                        31,800          2,313
      ..........................................................................
      Financial Federal *                                1,600             43
      ..........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                     Shares/Par         Value
--------------------------------------------------------------------------------
                                                                 In thousands

      Freddie Mac                                        34,600  $      2,093
      ..........................................................................
      Household International                             5,900           231
      ..........................................................................
      ING Groep (NLG)                                    12,884           738
      ..........................................................................
      ITLA Capital *                                      1,700            30
      ..........................................................................
      Morgan Stanley Dean Witter                          5,400           377
      ..........................................................................
      Pearson (GBP)                                      27,000           485
      ..........................................................................
      Providian Financial                                   500            46
      ..........................................................................
      Unidanmark (Class A) (DKK)                          6,000           489
      ..........................................................................
                                                                       10,368
                                                                ................
      Total Financial                                                  41,217
                                                                ................

      UTILITIES  4.7%

      Telephone  3.0%

      Aliant Communications                              13,600           388
      ..........................................................................
      ALLTEL                                             15,200           806
      ..........................................................................
      AT&T                                               31,350         1,953
      ..........................................................................
      BellSouth                                           9,800           855
      ..........................................................................
      British Telecommunications ADR                      4,600           636
      ..........................................................................
      Compania de Telecomunicaciones de Chile
      (Class A) ADR                                       4,350           101
      ..........................................................................
      Frontier                                           29,200           880
      ..........................................................................
      GTE                                                 5,100           316
      ..........................................................................
      Hong Kong Telecommunications ADR                   11,614           218
      ..........................................................................
      Nippon Telegraph & Telephone (JPY)                     50           373
      ..........................................................................
      Rural Cellular (Class A) *                          5,700            61
      ..........................................................................
      SBC Communications                                 48,100         2,306
      ..........................................................................
      Telebras ADR *                                      7,800           740
      ..........................................................................
      Telecom Corp. of New Zealand ADR                   15,100           507
      ..........................................................................
      Telecom Italia (ITL)                               62,775           508
      ..........................................................................
      Telecom Italia Mobile (ITL)                        80,000           524
      ..........................................................................
      Telefonica de Espana ADR                            3,500           488
      ..........................................................................
      Telefonos de Mexico (Class L) ADR                   8,900           414
      ..........................................................................
      Telekom Malaysia (MYR)                                100             0
      ..........................................................................
      Western Wireless *                                  4,600            83
                                                                ................
                                                                       12,157
                                                                ................
      Electric Utilities  1.7%

      Cleco                                               3,600           123
      ..........................................................................
      Electrabel (BEF)                                    1,090           420
      ..........................................................................
      Empresa Nacional de Electricidad Chile ADR          5,500            59
      ..........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                     Shares/Par         Value
--------------------------------------------------------------------------------
                                                                 In thousands


      Endesa ADR                                         14,500  $        377
      ..........................................................................
      FirstEnergy                                        42,417         1,312
      ..........................................................................
      GPU                                                11,000           482
      ..........................................................................
      Hong Kong Electric (HKD)                           71,000           236
      ..........................................................................
      PECO Energy                                        15,500           622
      ..........................................................................
      Texas Utilities                                    31,100         1,386
      ..........................................................................
      Unicom                                             31,300         1,180
      ..........................................................................
      Veba (DEM)                                          9,780           542
      ..........................................................................
                                                                        6,739
                                                                ................
      Total Utilities                                                  18,896
                                                                ................

      CONSUMER NONDURABLES  12.1%

      Cosmetics  0.6%

      Gillette                                            6,800           312
      ..........................................................................
      International Flavors & Fragrances                 36,900         1,545
      ..........................................................................
      Kao (JPY)                                          40,000           757
      ..........................................................................
                                                                        2,614
                                                                ................

      Beverages  0.9%

      Anheuser-Busch                                     27,800         1,685
      ..........................................................................
      Coca-Cola                                           2,700           189
      ..........................................................................
      Diageo ADR                                          8,075           369
      ..........................................................................
      LVMH (FRF)                                          2,845           550
      ..........................................................................
      PepsiCo                                            19,800           766
      ..........................................................................
                                                                        3,559
                                                                ................

      Food Processing  2.2%

      American Italian Pasta *                            2,400            61
      ..........................................................................
      Bestfoods                                          12,500           727
      ..........................................................................
      Cadbury Schweppes (GBP)                             3,500            53
      ..........................................................................
      Cadbury Schweppes ADR                               8,500           513
      ..........................................................................
      Campbell                                            6,500           371
      ..........................................................................
      CSM (NLG)                                           4,800           261
      ..........................................................................
      Danisco (DKK)                                       4,800           248
      ..........................................................................
      Eridania Beghin-Say (FRF)                           2,500           463
      ..........................................................................
      General Mills                                      16,560         1,250
      ..........................................................................
      Heinz                                               5,400           315
      ..........................................................................
      Imperial Holly                                     12,800           110
      ..........................................................................
      McCormick                                          23,200           775
      ..........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                     Shares/Par         Value
--------------------------------------------------------------------------------
                                                                 In thousands

      Nestle (CHF)                                          525  $      1,090
      ..........................................................................
      Ralston Purina                                     25,800           898
      ..........................................................................
      Sara Lee                                           26,100         1,524
      ..........................................................................
      Seneca Foods (Class A) *                            1,900            23
      ..........................................................................
      Seneca Foods (Class B) *                            1,900            23
      ..........................................................................
      United Natural Foods *                              2,500            61
      ..........................................................................
                                                                        8,766
                                                                ................

      Hospital Supplies/Hospital Management  0.7%

      American Oncology Resources *                      11,100           124
      ..........................................................................
      Arterial Vascular Engineering *                     2,500           122
      ..........................................................................
      Boston Scientific *                                   200            10
      ..........................................................................
      Guidant                                             4,200           361
      ..........................................................................
      HealthSouth *                                      27,400           368
      ..........................................................................
      Medtronic                                           2,300           156
      ..........................................................................
      Mentor                                             11,500           214
      ..........................................................................
      Pediatrix Medical Group *                           1,100            59
      ..........................................................................
      Quorum Health Group *                               7,600           127
      ..........................................................................
      Renal Care Group *                                  5,900           159
      ..........................................................................
      Smith & Nephew (GBP)                               56,000           154
      ..........................................................................
      Steris *                                            5,000           134
      ..........................................................................
      Terumo (JPY)                                       39,000           866
      ..........................................................................
                                                                        2,854
                                                                ................

      Pharmaceuticals  4.1%

      Alkermes *                                          4,300            80
      ..........................................................................
      American Home Products                             43,760         2,330
      ..........................................................................
      Astra (Class B) (SEK)                              23,800           426
      ..........................................................................
      Biogen *                                            9,900           752
      ..........................................................................
      Bristol-Myers Squibb                               16,200         1,986
      ..........................................................................
      COR Therapeutics *                                  1,800            21
      ..........................................................................
      Coulter Pharmaceutical *                            2,500            71
      ..........................................................................
      Eli Lilly                                           8,400           753
      ..........................................................................
      Gehe (DEM)                                          3,100           198
      ..........................................................................
      Gilead Sciences *                                   1,100            34
      ..........................................................................
      Glaxo Wellcome ADR                                  9,100           578
      ..........................................................................
      Johnson & Johnson                                   7,800           634
      ..........................................................................
      Merck                                               9,400         1,456
      ..........................................................................
      Millennium Pharmaceuticals *                        4,700            96
      ..........................................................................
      Neurocrine Biosciences *                            3,500            24
      ..........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                     Shares/Par         Value
--------------------------------------------------------------------------------
                                                                 In thousands

      Novartis (CHF)                                        470  $        882
      ..........................................................................
      PathoGenesis *                                        800            39
      ..........................................................................
      Pfizer                                             17,220         1,922
      ..........................................................................
      Pharmacia & Upjohn                                 14,660           763
      ..........................................................................
      PharmaPrint *                                       6,300            76
      ..........................................................................
      Schering-Plough                                     8,900           947
      ..........................................................................
      Takeda Chemical Industries (JPY)                   25,000           842
      ..........................................................................
      Warner-Lambert                                     18,800         1,419
      ..........................................................................
                                                                       16,329
                                                                 ...............

      Biotechnology  0.0%

      Cell Genesys *                                      6,700            33
      ..........................................................................
      Zonagen *                                           2,300            44
      ..........................................................................
                                                                           77
                                                                 ...............

      Health Care Services  0.4%

      Altana AG (DEM)                                     3,100           216
      ..........................................................................
      AmeriPath *                                        10,300            47
      ..........................................................................
      Concentra Managed Care *                           10,100           117
      ..........................................................................
      Inhale Therapeutic Systems *                        2,800            90
      ..........................................................................
      Monarch Dental *                                    3,800            43
      ..........................................................................
      Northfield Laboratories *                           4,000            53
      ..........................................................................
      Orthodontic Centers of America *                    4,900            94
      ..........................................................................
      ProMedCo *                                          7,600            40
      ..........................................................................
      SteriGenics International *                         7,100           183
      ..........................................................................
      United HealthCare                                  17,200           776
      ..........................................................................
                                                                        1,659
                                                                ................

      Miscellaneous Consumer Products  3.2%

      Benetton Group (ITL)                              145,600           267
      ..........................................................................
      Bridgestone (JPY)                                  24,000           561
      ..........................................................................
      Colgate-Palmolive                                  19,600         1,678
      ..........................................................................
      Cone Mills *                                       12,000            55
      ..........................................................................
      CSS Industries *                                    2,300            68
      ..........................................................................
      Culp                                                1,700            15
      ..........................................................................
      Dan River *                                         9,300            75
      ..........................................................................
      Equity Corp. International *                        6,300           163
      ..........................................................................
      Hasbro                                             16,700           585
      ..........................................................................
      Huhtamaki (FIM)                                     3,000           112
      ..........................................................................
      Kuraray (JPY)                                      44,000           458
      ..........................................................................
      Lion Nathan (NZD)                                 166,400           424
      ..........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                     Shares/Par         Value
--------------------------------------------------------------------------------
                                                                 In thousands

      Newell                                              8,200  $        363
      ..........................................................................
      Philip Morris                                      58,250         3,258
      ..........................................................................
      Philips Electronics ADR                             6,500           411
      ..........................................................................
      Procter & Gamble                                    4,500           394
      ..........................................................................
      Service Corp. International                         9,600           359
      ..........................................................................
      Sola *                                              8,100           129
      ..........................................................................
      Tomkins (GBP)                                      20,000            93
      ..........................................................................
      Tomkins ADR                                        11,100           201
      ..........................................................................
      Unifi                                              34,400           662
      ..........................................................................
      Unilever N.V. ADR                                   8,600           665
      ..........................................................................
      US Can *                                            5,400            95
      ..........................................................................
      UST                                                34,500         1,199
      ..........................................................................
      WestPoint Stevens *                                 2,900            87
      ..........................................................................
      Yue Yuen Industrial (HKD)                         127,000           248
      ..........................................................................
                                                                       12,625
                                                                ................
      Total Consumer Nondurables                                       48,483
                                                                ................

      CONSUMER SERVICES  6.6%

      General Merchandisers  1.6%

      Bon-Ton Stores *                                   12,900           100
      ..........................................................................
      Carrefour (FRF)                                       600           425
      ..........................................................................
      Casey's General Stores                             15,600           215
      ..........................................................................
      Columbia Sportswear *                               4,900           109
      ..........................................................................
      Costco Companies *                                  1,000            63
      ..........................................................................
      Dayton Hudson                                      14,200           639
      ..........................................................................
      Fred Meyer *                                       16,400           834
      ..........................................................................
      JUSCO (JPY)                                        18,000           343
      ..........................................................................
      Marui (JPY)                                        14,000           249
      ..........................................................................
      Pinault Printemps Redoute (FRF)                     4,500           767
      ..........................................................................
      Saks *                                             20,300           558
      ..........................................................................
      Tesco (GBP)                                       180,446           533
      ..........................................................................
      Wal-Mart                                           14,300         1,077
      ..........................................................................
      Warnaco Group (Class A)                            18,600           460
      ..........................................................................
                                                                        6,372
                                                                ................

      Specialty Merchandisers  2.1%

      American Stores                                    46,600         1,564
      ..........................................................................
      Christian Dior (FRF)                                2,200           239
      ..........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                     Shares/Par         Value
--------------------------------------------------------------------------------
                                                                 In thousands

      CompuCom Systems *                                 16,000  $         61
      ..........................................................................
      CVS                                                22,270         1,100
      ..........................................................................
      General Nutrition *                                 7,700           137
      ..........................................................................
      Home Depot                                         13,800           687
      ..........................................................................
      Kroger *                                            5,500           292
      ..........................................................................
      Omron (JPY)                                        35,000           418
      ..........................................................................
      Performance Food Group *                            4,900           119
      ..........................................................................
      Rite Aid                                           15,800           733
      ..........................................................................
      Safeway *                                          27,600         1,458
      ..........................................................................
      St. John Knits                                      3,800            76
      ..........................................................................
      Toys "R" Us *                                      38,700           764
      ..........................................................................
      Tupperware                                         48,200           840
      ..........................................................................
      Urban Outfitters *                                  3,700            52
      ..........................................................................
                                                                        8,540
                                                                ................

      Entertainment and Leisure  1.0%

      Carnival (Class A)                                 14,500           500
      ..........................................................................
      Disney                                             10,600           341
      ..........................................................................
      Hutchison Whampoa (HKD)                           115,000           817
      ..........................................................................
      McDonald's                                          9,600           673
      ..........................................................................
      MediaOne Group *                                    9,900           401
      ..........................................................................
      Reader's Digest (Class A)                          52,200         1,256
      ..........................................................................
      Seattle Filmworks *                                 5,200            16
      ..........................................................................
      Sharp (JPY)                                        16,000           141
      ..........................................................................
                                                                        4,145
                                                                ................

      Media and Communications  1.9%

      American Tower (Class A) *                          1,500            35
      ..........................................................................
      Asatsu (JPY)                                       14,000           297
      ..........................................................................
      CBS                                                26,400           787
      ..........................................................................
      Chancellor Media *                                  5,100           193
      ..........................................................................
      Elsevier (NLG)                                     12,000           157
      ..........................................................................
      Emmis Broadcasting (Class A) *                      2,300            79
      ..........................................................................
      Fox Entertainment Group                            20,700           489
      ..........................................................................
      France Telecom ADR                                 13,500           921
      ..........................................................................
      Jacor Communications *                              4,400           256
      ..........................................................................
      Pegasus Communications *                            2,900            48
      ..........................................................................
      R.R. Donnelley                                     19,500           828
      ..........................................................................
      Sinclair Broadcast Group (Class A) *                4,000            49
      ..........................................................................
      Time Warner                                        12,800         1,354
      ..........................................................................
      Tribune                                            12,100           776
      ..........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                     Shares/Par         Value
--------------------------------------------------------------------------------
                                                                 In thousands

      Valassis Communications *                           5,000  $        214
      ..........................................................................
      Vanguard Cellular (Class A) *                       1,800            42
      ..........................................................................
      Vodafone ADR                                        4,600           679
      ..........................................................................
      Young Broadcasting (Class A) *                      4,200           150
      ..........................................................................
                                                                        7,354
                                                                ................

      Restaurants  0.0%

      Logan's Roadhouse *                                 4,700            98
      ..........................................................................
      PJ America *                                        2,100            41
      ..........................................................................
                                                                          139
                                                                ................
      Total Consumer Services                                          26,550
                                                                ................


      EDUCATION  0.0%

      ITT Educational Service *                           4,400           145
      ..........................................................................
      Total Education                                                     145
                                                                ................

      CONSUMER CYCLICALS  3.2%

      Automobiles and Related  0.4%

      A.O. Smith (Class B)                               13,500           336
      ..........................................................................
      Cycle & Carriage (SGD)                             22,000            76
      ..........................................................................
      Federal-Mogul                                       7,500           426
      ..........................................................................
      Honda ADR                                           6,800           493
      ..........................................................................
      Keystone Automotive *                               1,500            29
      ..........................................................................
      Littelfuse *                                        4,500           105
      ..........................................................................
      SPX *                                               2,700           156
      ..........................................................................
                                                                        1,621
                                                                ................

      Building and Real Estate  1.9%

      Apartment Investment & Management, REIT             3,000           103
      ..........................................................................
      Arden Realty, REIT                                  6,700           154
      ..........................................................................
      Cheung Kong Holdings (HKD)                         84,000           605
      ..........................................................................
      City Developments (SGD)                            15,000            71
      ..........................................................................
      Crescent Real Estate Equities, REIT                20,600           511
      ..........................................................................
      DBS Land (SGD)                                     20,000            28
      ..........................................................................
      EastGroup Properties, REIT                         10,500           195
      ..........................................................................
      Federal Realty Investment Trust, REIT              40,000           958
      ..........................................................................
      First Washington Realty Trust, REIT                 5,800           133
      ..........................................................................
      Glenborough Realty Trust, REIT                      2,600            56
      ..........................................................................
      JP Realty, REIT                                     2,500            56
      ..........................................................................
      Parkway Properties, REIT                            7,800           235
      ..........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                    Shares/Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

      Reckson Associates Realty, REIT                   37,500  $        865
      ..........................................................................
      Simon Property Group, REIT                        42,272         1,252
      ..........................................................................
      Starwood Hotels & Resorts, REIT                   62,400         1,895
      ..........................................................................
      Tower Realty Trust, REIT                           8,300           156
      ..........................................................................
      Woodhead Industries                               12,900           169
      ..........................................................................
                                                                       7,442
                                                                ................


      Miscellaneous Consumer Durables  0.9%

      CompX *                                            6,500           163
      ..........................................................................
      Corning                                           40,800         1,637
      ..........................................................................
      Eastman Kodak                                      1,300            94
      ..........................................................................
      Harman International                               1,800            77
      ..........................................................................
      Masco                                             25,900           748
      ..........................................................................
      OCE (NLG)                                          7,200           253
      ..........................................................................
      Ricoh (JPY)                                       34,000           327
      ..........................................................................
      Sony (JPY)                                         5,000           366
      ..........................................................................
                                                                       3,665
                                                                ................
      Total Consumer Cyclicals                                        12,728
                                                                ................


      TECHNOLOGY  4.0%

      Electronic Components  1.4%

      American Superconductor *                          1,900            19
      ..........................................................................
      Analogic                                           6,500           232
      ..........................................................................
      Burr Brown *                                       4,500           106
      ..........................................................................
      EMC *                                             11,400           826
      ..........................................................................
      Exar *                                             2,600            45
      ..........................................................................
      Intel                                             10,800         1,162
      ..........................................................................
      Linear Technology                                  2,400           168
      ..........................................................................
      Maxim Integrated Products *                       15,500           609
      ..........................................................................
      Methode Electronics (Class A)                      7,200            96
      ..........................................................................
      Optek Technology *                                 6,500           117
      ..........................................................................
      Planar Systems *                                   6,800            56
      ..........................................................................
      PMC-Sierra *                                       1,100            59
      ..........................................................................
      Texas Instruments                                  3,000           229
      ..........................................................................
      Trident International *                            7,000            70
      ..........................................................................
      UBS (CHF)                                          4,806         1,446
      ..........................................................................
      Xilinx *                                           3,700           188
      ..........................................................................
                                                                       5,428
                                                                ................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                    Shares/Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

      Electronic Systems  0.5%

      Applied Micro Circuits *                           3,300  $        111
      ..........................................................................
      Electromagnetic Sciences *                         7,200            97
      ..........................................................................
      Hewlett-Packard                                    9,000           565
      ..........................................................................
      Lifeline Systems *                                 3,800            98
      ..........................................................................
      Lo-Jack *                                          7,600            71
      ..........................................................................
      Nokia ADR                                         11,000         1,078
      ..........................................................................
                                                                       2,020
                                                                ................

      Information Processing  0.3%

      COMPAQ Computer                                    7,700           250
      ..........................................................................
      Dell Computer *                                    6,300           383
      ..........................................................................
      Hitachi ADR                                        4,500           266
      ..........................................................................
      IBM                                                3,000           495
      ..........................................................................
                                                                       1,394
                                                                ................

      Office Automation  0.1%

      Ceridian *                                         3,600           234
      ..........................................................................
                                                                         234
                                                                ................

      Specialized Computer  0.1%

      Sun Microsystems *                                 5,800           429
      ..........................................................................
                                                                         429
                                                                ................

      Telecommunications Equipment  1.1%

      AirTouch Communications *                         10,700           612
      ..........................................................................
      Cisco Systems *                                   11,775           888
      ..........................................................................
      LM Ericsson (Class B) ADR                         18,000           497
      ..........................................................................
      Lucent Technologies                                  900            77
      ..........................................................................
      MCI WorldCom *                                    35,782         2,110
      ..........................................................................
      Premisys Communications *                          3,000            45
      ..........................................................................
      Tellabs *                                          3,500           189
      ..........................................................................
      West TeleServices *                                2,700            31
      ..........................................................................
                                                                       4,449
                                                                ................

      Aerospace and Defense  0.5%

      AlliedSignal                                      30,900         1,360
      ..........................................................................
      Raytheon (Class B)                                 8,500           471
      ..........................................................................
      Woodward Governor                                  3,600            89
      ..........................................................................
                                                                       1,920
                                                                ................
      Total Technology                                                15,874
                                                                ................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                    Shares/Par         Value
--------------------------------------------------------------------------------
                                                                In thousands


      CAPITAL EQUIPMENT  2.5%

      Electrical Equipment  1.6%

      ABB (CHF)                                            200  $        249
      ..........................................................................
      Canon (JPY)                                       16,000           353
      ..........................................................................
      GE                                                29,700         2,688
      ..........................................................................
      Holophane *                                        8,100           185
      ..........................................................................
      Matsushita Electric Works (JPY)                   22,000           211
      ..........................................................................
      Mitsubishi Electric (JPY)                         37,000            94
      ..........................................................................
      Siemens (DEM)                                      5,200           362
      ..........................................................................
      Tyco International                                34,121         2,245
      ..........................................................................
                                                                       6,387
                                                                ................

      Capital Equipment  0.0%

      Omniquip International                             7,500           102
      ..........................................................................
                                                                         102
                                                                ................

      Machinery  0.9%
      ..........................................................................
      Danaher                                           30,100         1,373
      ..........................................................................
      GKN (GBP)                                         44,600           492
      ..........................................................................
      JLG Industries                                     9,700           159
      ..........................................................................
      Man (DEM)                                          1,230           349
      ..........................................................................
      NN Ball & Roller                                   5,900            37
      ..........................................................................
      S I G Schweis (CHF)                                  620           400
      ..........................................................................
      Teleflex                                          11,400           484
      ..........................................................................
      Toolex Alpha *                                     4,800            54
      ..........................................................................
      Valmet (FIM)                                       6,000            79
      ..........................................................................
                                                                       3,427
                                                                ................
      Total Capital Equipment                                          9,916
                                                                ................

      BUSINESS SERVICES AND
      TRANSPORTATION  6.4%

      Computer Service and Software  2.5%

      Adobe Systems                                      1,200            54
      ..........................................................................
      America Online                                     8,400           735
      ..........................................................................
      Analysts International                             3,500            59
      ..........................................................................
      Ascend Communications *                            3,800           213
      ..........................................................................
      Automatic Data Processing                         11,500           885
      ..........................................................................
      BISYS Group *                                      2,300           112
      ..........................................................................
      BMC Software *                                    18,100           924
      ..........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                    Shares/Par         Value
--------------------------------------------------------------------------------
                                                                In thousands


      Computer Associates                                2,700  $        119
      ..........................................................................
      Electronic Arts *                                    800            34
      ..........................................................................
      First Data                                        19,484           520
      ..........................................................................
      Galileo International                             14,800           592
      ..........................................................................
      Great Plains Software *                            2,300            91
      ..........................................................................
      HBO                                               25,200           628
      ..........................................................................
      HCIA *                                             6,300            30
      ..........................................................................
      Microsoft *                                       14,000         1,708
      ..........................................................................
      Network Associates *                              15,750           802
      ..........................................................................
      Oracle *                                          13,000           446
      ..........................................................................
      Parametric Technology *                           40,400           688
      ..........................................................................
      Peerless Systems *                                 5,600            45
      ..........................................................................
      Phoenix Technologies *                             3,400            24
      ..........................................................................
      PSINet *                                           1,300            24
      ..........................................................................
      Saville Systems ADR *                             10,500           205
      ..........................................................................
      Sterling Commerce *                                9,600           348
      ..........................................................................
      Summit Design *                                    4,700            41
      ..........................................................................
      SunGard Data Systems *                            11,100           355
      ..........................................................................
      Synopsys *                                           500            24
      ..........................................................................
      Vantive *                                          1,800            15
      ..........................................................................
      Visio *                                            4,100           145
      ..........................................................................
                                                                       9,866
                                                                ................

      Distribution Services  0.4%

      Cardinal Health                                    3,142           216
      ..........................................................................
      MSC *                                              5,000           119
      ..........................................................................
      Primesource                                        3,100            21
      ..........................................................................
      Richfood Holdings                                  9,600           178
      ..........................................................................
      SED International Holdings *                       7,000            33
      ..........................................................................
      SunSource                                          3,800            79
      ..........................................................................
      U.S. Foodservice *                                13,645           627
      ..........................................................................
      Watsco (Class A)                                  10,400           187
      ..........................................................................
                                                                       1,460
                                                                ................

      Environmental  0.1%

      CUNO *                                             5,000            74
      ..........................................................................
      Rentokil Group (GBP)                              21,700           143
      ..........................................................................
      Waterlink *                                       10,900            41
      ..........................................................................
                                                                         258
                                                                ................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                    Shares/Par         Value
--------------------------------------------------------------------------------
                                                                In thousands


      Transportation Services  0.2%

      C.H. Robinson Worldwide                            3,600  $         81
      ..........................................................................
      Coach USA *                                        8,400           238
      ..........................................................................
      Comfort Systems USA *                             11,100           208
      ..........................................................................
      Eagle USA Air Freight *                            5,900           112
      ..........................................................................
      Expeditors International of Washington             2,700           104
      ..........................................................................
      Frozen Food Express                                4,800            37
      ..........................................................................
      Heartland Express *                                2,300            39
      ..........................................................................
      Hub Group (Class A) *                                700            13
      ..........................................................................
      International Shipholding                          3,700            58
      ..........................................................................
      Mitsubishi Heavy Industries (JPY)                 31,000           116
      ..........................................................................
                                                                       1,006
                                                                ................

      Miscellaneous Business Services  2.3%

      Alternative Resources *                            5,800            55
      ..........................................................................
      Billing Information Concepts *                     8,100           102
      ..........................................................................
      British Airport Authorities (GBP)                 32,047           355
      ..........................................................................
      Browning-Ferris                                   38,900         1,147
      ..........................................................................
      Cendant *                                         21,250           404
      ..........................................................................
      CORT Business Services *                           4,300            97
      ..........................................................................
      Electro Rent *                                     9,300           107
      ..........................................................................
      Equifax                                            9,800           407
      ..........................................................................
      H&R Block                                         39,200         1,761
      ..........................................................................
      Insituform Technologies (Class A) *               10,200           133
      ..........................................................................
      Iron Mountain *                                    3,050            90
      ..........................................................................
      McGrath RentCorp                                   5,800           117
      ..........................................................................
      Metamor Worldwide *                                3,100            73
      ..........................................................................
      MPW Industrial Services Group *                    4,100            48
      ..........................................................................
      New England Business Service                       9,600           307
      ..........................................................................
      Omnicom                                           13,000           695
      ..........................................................................
      Paging Network *                                   5,300            33
      ..........................................................................
      Paxar *                                            6,200            65
      ..........................................................................
      Renaissance Worldwide *                            6,600            47
      ..........................................................................
      Romac International *                              8,200           114
      ..........................................................................
      Shorewood Packaging *                             14,700           218
      ..........................................................................
      Strayer Education                                  6,200           231
      ..........................................................................
      Superior Services *                                1,600            29
      ..........................................................................
      Tetra Tech *                                       9,625           201
      ..........................................................................
      The Peterson Companies (Class A) *                 3,700            89
      ..........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                    Shares/Par         Value
--------------------------------------------------------------------------------
                                                                In thousands


      The Vincam Group *                                 2,900  $         42
      ..........................................................................
      Unitog                                             4,400            95
      ..........................................................................
      Waste Management                                  48,926         2,098
      ..........................................................................
                                                                       9,160
                                                                ................

      Airlines  0.4%

      Delta                                             28,400         1,525
      ..........................................................................
      KLM (NLG)                                          6,000           164
      ..........................................................................
      KLM Royal Dutch Air ADR                              700            20
      ..........................................................................
      Midwest Express Holdings *                           700            19
      ..........................................................................
      Singapore Airlines (SGD)                          13,000            90
      ..........................................................................
                                                                       1,818
                                                                ................

      Railroads  0.5%

      Burlington Northern Santa Fe                      10,300           350
      ..........................................................................
      Norfolk Southern                                  48,500         1,473
      ..........................................................................
                                                                       1,823
                                                                ................
      Total Business Services and Transportation                      25,391
                                                                ................


      ENERGY  4.2%

      Energy Services  0.6%

      Baker Hughes                                      28,000           513
      ..........................................................................
      Carbo Ceramics                                       200             4
      ..........................................................................
      Cooper Cameron *                                     800            19
      ..........................................................................
      Elf Aquitaine ADR                                  5,000           311
      ..........................................................................
      Halliburton                                       13,000           382
      ..........................................................................
      Johnson Electric (HKD)                           247,200           554
      ..........................................................................
      Schlumberger                                       3,200           143
      ..........................................................................
      Smith International *                                400            10
      ..........................................................................
      TOTAL ADR                                          6,300           385
      ..........................................................................
      Weatherford International *                        1,700            31
      ..........................................................................
                                                                       2,352
                                                                ................

      Exploration & Production  0.0%

      Rutherford-Moran Oil *                             3,100             7
      ..........................................................................
      Santos (AUD)                                      49,000           142
      ..........................................................................
                                                                         149
                                                                ................

      Integrated Petroleum - Domestic  1.2%

      Atlantic Richfield                                11,600           771
      ..........................................................................
      British Petroleum ADR                             23,980         2,209
      ..........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                    Shares/Par         Value
--------------------------------------------------------------------------------
                                                                In thousands


      Occidental Petroleum                              29,900  $        606
      ..........................................................................
      Unocal                                            11,300           383
      ..........................................................................
      USX-Marathon                                      27,100           769
      ..........................................................................
                                                                       4,738
                                                                ................

      Integrated Petroleum - International  2.4%

      Amoco                                             38,500         2,269
      ..........................................................................
      Chevron                                            5,000           418
      ..........................................................................
      ENI S.P.A. ADR                                     7,900           483
      ..........................................................................
      Exxon                                             11,960           898
      ..........................................................................
      Mobil                                             33,200         2,861
      ..........................................................................
      Repsol ADR                                         7,500           421
      ..........................................................................
      Royal Dutch Petroleum ADR                         11,800           555
      ..........................................................................
      Shell Transport & Trading ADR                     11,300           410
      ..........................................................................
      Texaco                                            18,900         1,088
      ..........................................................................
                                                                       9,403
                                                                ................
      Total Energy                                                    16,642
                                                                ................

      PROCESS INDUSTRIES  3.4%

      Diversified Chemicals  0.7%

      Dow Chemical                                      15,400         1,499
      ..........................................................................
      DuPont                                            13,400           787
      ..........................................................................
      Hercules                                          22,500           740
      ..........................................................................
                                                                       3,026
                                                                ................

      Specialty Chemicals  1.5%

      3M                                                 7,800           627
      ..........................................................................
      A. Schulman                                       21,600           463
      ..........................................................................
      Akzo Nobel (NLG)                                   8,300           340
      ..........................................................................
      BASF AG (DEM)                                     12,180           461
      ..........................................................................
      Bayer (DEM)                                       11,660           478
      ..........................................................................
      CFC International *                                2,100            16
      ..........................................................................
      Furon                                              1,700            29
      ..........................................................................
      Great Lakes Chemical                              37,540         1,499
      ..........................................................................
      Hauser *                                           6,900            31
      ..........................................................................
      Octel *                                            7,385           107
      ..........................................................................
      Pall                                              60,600         1,409
      ..........................................................................
      Sumitomo Chemicals (JPY)                          40,000           139
      ..........................................................................
      Technip (FRF)                                      5,000           424
      ..........................................................................
                                                                       6,023
                                                                ................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                    Shares/Par         Value
--------------------------------------------------------------------------------
                                                                In thousands


      Paper and Paper Products  0.8%

      Dai Nippon Printing (JPY)                         20,000  $        290
      ..........................................................................
      Fort James                                        25,100           982
      ..........................................................................
      Kimberly-Clark                                    35,900         1,889
      ..........................................................................
      Smurfit Container *                                4,000            57
      ..........................................................................
                                                                       3,218
                                                                ................

      Forest Products  0.2%

      Georgia-Pacific                                    9,500           539
      ..........................................................................
      International Paper                                6,700           291
      ..........................................................................
                                                                         830
                                                                ................

      Building and Construction  0.2%

      Blue Circle Industries (GBP)                      35,418           179
      ..........................................................................
      Holderbank Financiere Glarus (CHF)                   350           405
      ..........................................................................
      Layne Christensen *                                7,700            81
      ..........................................................................
      Simpson Manufacturing *                            1,000            37
      ..........................................................................
                                                                         702
                                                                ................
      Total Process Industries                                        13,799
                                                                ................

      BASIC MATERIALS  0.7%

      Metals  0.6%

      Anglo American Platinum (ZAR)                     18,000           291
      ..........................................................................
      AngloGold ADR                                      1,411            32
      ..........................................................................
      Cambior                                           15,400            80
      ..........................................................................
      Gibraltar Steel *                                  1,800            35
      ..........................................................................
      Inco                                              42,600           492
      ..........................................................................
      Matthews International (Class A)                   9,500           281
      ..........................................................................
      Reynolds Metals                                   19,200         1,054
      ..........................................................................
                                                                       2,265
                                                                ................

      Mining  0.1%

      Lonrho Africa (GBP)                               10,107            11
      ..........................................................................
      Prime Resources Group                              5,400            41
      ..........................................................................
      Rio Tinto (AUD)                                   19,500           252
      ..........................................................................
      TVX Gold *                                         8,600            16
      ..........................................................................
                                                                         320
                                                                ................

      Miscellaneous Materials  0.0%

      Malayan Cement (MYR)                              44,150            14
      ..........................................................................
      Synthetic Industries *                             2,300            39
      ..........................................................................
                                                                          53
                                                                ................
      Total Basic Materials                                            2,638
                                                                ................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                    Shares/Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

      MISCELLANEOUS  0.1%

      Western Water *                                    1,400  $          8
      ..........................................................................

      Conglomerates  0.1%

      Orkla (Class A) (NOK)                             17,200           287
      ..........................................................................
                                                                         287
                                                                ................
      Total Miscellaneous                                                295
                                                                ................


      FOREIGN  0.2%

      Europe  0.1%

      AXA Colonia Konzern (DEM)                          2,000           235
      ..........................................................................
      Svenska Cellulosa (SEK)                            6,700           147
      ..........................................................................
                                                                         382
                                                                ................

      Foreign  0.1%

      Bobst (CHF)                                          236           321
      ..........................................................................
                                                                         321
                                                                ................
      Total Foreign                                                      703
                                                                ................
      Total Common Stocks (Cost  $189,465)                           233,277
                                                                ................

      Corporate Bonds  17.8%

      AEI Holding, Sr. Notes, (144a), 10.00%,
        11/15/07                                $      275,000           283
      ..........................................................................
      Agricultural Minerals, Sr. Notes, 10.75%,
        9/30/03                                        250,000           253
      ..........................................................................
      American Airline, 9.71%, 1/2/07                   38,411            45
      ..........................................................................
      American Builders & Contractors Supply,
        Sr. Sub. Notes 10.625%, 5/15/07                350,000           334
      ..........................................................................
      American Express, 7.60%, 8/15/02                 300,000           318
      ..........................................................................
      American Pacific, Sr. Notes, (144a),
        9.25%, 3/1/05                                  500,000           495
      ..........................................................................
      American Radio Systems, Sr. Sub. Notes,
        9.00%, 2/1/06                                   25,000            27
      ..........................................................................
      American Safety Razor, Sr. Notes, 9.875%,
        8/1/05                                         500,000           495
      ..........................................................................
      Amerigas Partners, Sr. Notes, 10.125%,
        4/15/07                                        200,000           202
      ..........................................................................
      AMR, Deb., 9.00%, 9/15/16 *                      100,000           112
      ..........................................................................
      Archibald Candy, Sr. Secured Notes,
        10.25%, 7/1/04                                 275,000           281
      ..........................................................................
      Associated Materials, Sr. Sub. Notes,
        9.25%, 3/1/08                                  500,000           500
      ..........................................................................
      B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07        500,000           497
      ..........................................................................
      Banque Parabas New York, 6.875%, 3/1/09        3,550,000         3,509
      ..........................................................................
      Bway, Sr. Sub. Notes, 10.25%, 4/15/07            500,000           532
      ..........................................................................

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


Capital One Master Trust, 6.356%, 6/15/11         $      236,000  $        244
 ................................................................................
Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07           375,000           388
 ................................................................................
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05               500,000           547
 ................................................................................
Comcast Cable Communications, 8.50%, 5/1/27            3,550,000         4,368
 ................................................................................
Communications & Power Industries, Sr. Sub. Notes
       12.00%, 8/1/05                                    500,000           529
 ................................................................................
Container Corp of America, Sr. Notes, 9.75%,
       4/1/03                                            250,000           255
 ................................................................................
Courtyard by Marriott II, Sr. Secured Notes
       10.75%, 2/1/08                                    100,000           105
 ................................................................................
Cox Communications, Deb., 7.25%, 11/15/15                600,000           657
 ................................................................................
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03             500,000           512
 ................................................................................
Delta Mills, Sr. Notes, 9.625%, 9/1/07                   250,000           249
 ................................................................................
Discover Card Master Trust 1, 7.75%, 4/16/02             100,000           102
 ................................................................................
Doane Products, Sr. Sub. Notes, (144a), 9.75%,
       5/15/07                                           804,000           824
 ................................................................................
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                 400,000           368
 ................................................................................
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                   350,000           350
 ................................................................................
Energy Corporation of America, Sr. Sub. Notes
       9.50%, 5/15/07                                    500,000           480
 ................................................................................
Fairchild Semiconductor, Sr. Sub. Notes
       10.125%, 3/15/07                                  250,000           245
 ................................................................................
Fairfax Financial, 8.25%, 10/1/15                      3,550,000         3,556
 ................................................................................
Federal National Mortgage Assn., 7.00%, 4/18/22        2,750,000         2,788
 ................................................................................
Federal-Mogul, Sr. Notes, 7.75%, 7/1/06                  350,000           348
 ................................................................................
First Federal Financial, 11.75%, 10/1/04                 250,000           260
 ................................................................................
Flores & Rucks, Sr. Sub. Notes, 9.75%, 10/1/06           250,000           268
 ................................................................................
Frontiervision, Sr. Notes, 11.00%, 10/15/06              250,000           281
 ................................................................................
Fundy Cable, Sr. Secured 2nd Priority Notes
       11.00%, 11/15/05                                  300,000           321
 ................................................................................
Furon, Sr. Sub. Notes, (144a), 8.125%, 3/1/08            500,000           495
 ................................................................................
Grand Casinos, Sr. Sub. Notes, 10.125%, 12/1/03          500,000           547
 ................................................................................
Harcourt General, Sr. Deb., 7.20%, 8/1/27              3,550,000         3,373
 ................................................................................
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05             500,000           545
 ................................................................................
HMH Properties, Sr. Notes, 7.875%, 8/1/08                500,000           490
 ................................................................................
Holmes Products, Gtd. Notes, 9.875%, 11/15/07            500,000           480
 ................................................................................
Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05          250,000           262
 ................................................................................
ICG Services, Sr. Disc. Notes, STEP, 0%, 9/15/05         400,000           327
 ................................................................................
IMC Home Equity Loan Trust, Zero Coupon, 4/20/26         867,000           869
 ................................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                          Shares/Par      Value
--------------------------------------------------------------------------------
                                                                   In thousands

       Intermedia Communications, Sr. Notes,
         8.50%, 1/15/08                                     $500,000   $    495
       .........................................................................
       International Wire, Sr. Sub. Notes,
         11.75%, 6/1/05                                      350,000        366
       .........................................................................
       Intertek Finance, Sr. Sub. Notes,
         10.25%, 11/1/06                                     350,000        351
       .........................................................................
       Iron Mountain, Sr. Sub. Notes, 8.75%,
         9/30/09                                             500,000        514
       .........................................................................
       Jitney-Jungle Stores, Sr. Sub. Notes,
         12.00%, 3/1/06                                      500,000        561
       .........................................................................
       Keebler, Sr. Sub. Notes, 10.75%, 7/1/06               500,000        562
       .........................................................................
       Lehman Brothers Holdings, 7.41%, 5/25/99              200,000        201
       .........................................................................
       Lenfest Communications, Sr. Notes, 8.375%,
         11/1/05                                              30,000         32
       .........................................................................
       Marcus Cable, Sr. Disc. Notes, STEP, 0%,
         8/1/04                                              350,000        348
       .........................................................................
       Mastec, Sr. Sub. Notes, (144a), 7.75%,
         2/1/08                                              250,000        241
       .........................................................................
       Mediacom Capital, Sr. Notes, (144a),
         8.50%, 4/15/08                                      350,000        359
       .........................................................................
       Microcell Telecommunications, Sr. Disc. Notes
              STEP, 0%, 6/1/06                               100,000         76
       .........................................................................
       Nextel Communications, Sr. Disc. Notes
              STEP, 0%, 10/31/07                             800,000        508
       .........................................................................
       Niagara Mohawk
              Sr. Disc. Notes, STEP, 0%, 7/1/10              600,000        457
              ..................................................................
              Sr. Notes, 7.75%, 10/1/08                       75,000         81
              ..................................................................
       Northland Cable Television, Sr.
         Sub. Notes, 10.25%, 11/15/07                        250,000        265
       .........................................................................
       Ocwen Financial, Sr. Notes, 11.875%, 10/1/03          150,000        131
       .........................................................................
       Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06        150,000        161
       .........................................................................
       Owens Illinois, Sr. Notes, 7.35%, 5/15/08           3,550,000      3,506
       .........................................................................
       Paine Webber, Sr. Notes, 6.55%, 4/15/08             3,550,000      3,554
       .........................................................................
       Paragon Corporate Holdings, Sr.
         Notes, (144a), 9.625%, 4/1/08                       250,000        210
       .........................................................................
       Plastic Containers, Sr. Secured Notes,
         10.00%, 12/15/06                                    540,000        567
       .........................................................................
       Price Communications Wireless, Sr. Notes, (144a)
         9.125%, 12/15/06                                    500,000        520
       .........................................................................
       Pride Petroleum Services, Sr. Notes, 9.375%,
         5/1/07                                              350,000        347
       .........................................................................
       Principal Mutual, (144a)
              7.875%, 3/1/24                                 250,000        275
              ..................................................................
              8.00%, 3/1/44                                3,550,000      3,629
              ..................................................................
       Purina Mills, Sr. Sub. Notes, (144a),
         9.00%, 3/15/10                                      500,000        515
       .........................................................................
       Quest Diagnostics, Gtd. Sr. Sub. Notes,
         10.75%, 12/15/06                                    475,000        527
       .........................................................................
       Qwest Communications
              Sr. Disc. Notes, Zero Coupon, 10/15/07         500,000        389
              ..................................................................
              Sr. Notes, (144a), 7.50%, 11/1/08              125,000        128
              ..................................................................
       R & B Falcon, Sr. Notes, (144a), 6.95%, 4/15/08     3,550,000      3,333
       .........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Rio Hotel & Casino

             Gtd. Sr. Sub. Notes, 9.50%, 4/15/07   $      100,000  $        110
             ...................................................................
             Sr. Sub. Notes, 10.625%, 7/15/05             250,000           272
             ...................................................................
      Rogers Cablesystems, Sr. Sec. 2nd Priority
        Notes 10.00%, 3/15/05                             250,000           279
      ..........................................................................
      Rouse, 8.50%, 1/15/03                                25,000            26
      ..........................................................................
      Rural/Metro, Sr. Notes, 7.875%, 3/15/08             325,000           302
      ..........................................................................
      Safelite Glass, Sr. Sub. Notes, (144a),
        9.875%, 12/15/06                                  225,000           221
      ..........................................................................
      Six Flags Entertainment, Sr. Notes,
        8.875%, 4/1/06                                    350,000           364
      ..........................................................................
      Six Flags Theme Parks, Sr. Sub. Disc. Notes
        12.25%, 6/15/05                                   500,000           555
      ..........................................................................
      Smithfield Foods, Sr. Sub. Notes, (144a),
        7.625%, 2/15/08                                    50,000            50
      ..........................................................................
      Specialty Retailers, Sr. Notes, 8.50%,
        7/15/05                                           100,000            92
      ..........................................................................
      Sprint, 6.125%, 11/15/08                          1,700,000         1,730
      ..........................................................................
      Standard Credit Card Master Trust,
        5.50%, 2/7/00                                     100,000           100
      ..........................................................................
      Stena, Sr. Notes, 10.50%, 12/15/05                  500,000           520
      ..........................................................................
      Synthetic Industries, Sr. Sub. Notes,
        9.25%, 2/15/07                                    350,000           360
      ..........................................................................
      Tenet Healthcare, Sr. Sub. Notes,
        8.625%, 1/15/07                                   250,000           264
      ..........................................................................
      Texas-New Mexico Power, Deb., 12.50%,
        1/15/99                                           120,000           121
      ..........................................................................
      TV Azteca, Gtd. Sr. Notes, 10.50%, 2/15/07          100,000            89
      ..........................................................................
      Union Planters Trust Capital,
        Gtd. Bonds, 8.20%, 12/15/26                     3,550,000         3,720
      ..........................................................................
      United Air Lines, 9.20%, 3/22/08                    214,047           246
      ..........................................................................
      US Can, Sr. Gtd. Notes, 10.125%, 10/15/06           250,000           260
      ..........................................................................
      Verio, Sr. Notes, 10.375%, 4/1/05                   225,000           226
      ..........................................................................
      Viasystems, Sr. Sub. Notes, 9.75%, 6/1/07           250,000           245
      ..........................................................................
      Westamerica Bank, Sub. Notes, 6.99%, 9/30/03        250,000           254
      ..........................................................................
      WorldCom, 7.75%, 4/1/07                           3,550,000         4,001
      ..........................................................................
      Total Corporate Bonds (Cost $72,171)                               70,932
                                                                   .............

      Foreign Government Obligations/
      Agencies  1.8%

      Commonwealth of Australia, 9.50%, 8/15/03   AUD      10,000             7
      ..........................................................................
      European Investment Bank
             3.00%, 9/20/06                       JPY  87,000,000           810
             ...................................................................
             4.625%, 2/26/03                      JPY 173,000,000         1,643
             ...................................................................
      Federal Republic of Germany
             6.00%, 7/4/07                        DEM     715,000           482
             ...................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

       6.50%, 7/15/03                           DEM       80,000  $         53
       .........................................................................
       8.375%, 5/21/01                          DEM    1,400,000           922
       .........................................................................
       8.50%, 8/21/00                           DEM       65,000            42
 ................................................................................
Government of Canada

       6.50%, 6/1/04                            CAD        9,000             6
       .........................................................................
       8.50%, 4/1/02                            CAD      645,000           469
       .........................................................................
       9.75%, 6/1/21                            CAD       30,000            31
       .........................................................................
Government of France

       5.50%, 4/25/07                           FRF    2,480,000           484
       .........................................................................
       8.25%, 2/27/04                           FRF      324,000            69
       .........................................................................
       8.50%, 11/25/02                          FRF    4,766,000           994
       .........................................................................
Government of Japan ++

       4.50%, 6/20/03                           JPY   15,700,000           147
       .........................................................................
Int'l Bank for Reconstruction & Development

       6.75%, 3/15/00                           JPY    2,000,000            18
       .........................................................................
Kingdom of Belgium

       7.25%, 4/29/04                           BEF      750,000            25
       .........................................................................
Kingdom of Denmark

       7.00%, 12/15/04                          DKK       55,000            10
       .........................................................................
Kingdom of Spain

       8.00%, 5/30/04                           ESP      100,000             1
       .........................................................................
Kingdom of Sweden

       6.00%, 2/9/05                            SEK      100,000            14
       .........................................................................
Republic of Italy

       8.50%, 8/1/04                            ITL  100,000,000            73
       .........................................................................
United Kingdom Treasury Notes

       7.50%, 12/7/06                           GBP      140,000           273
       .........................................................................
       8.00%, 6/10/03                           GBP      303,000           551
       .........................................................................
       8.50%, 12/7/05                           GBP       10,000            20
       .........................................................................
       9.00%, 3/3/00                            GBP       24,000            42
       .........................................................................
Total Foreign Government Obligations/Agencies (Cost  $7,034)             7,186
                                                                   .............

U.S. Government Mortgage-Backed
Securities  8.5%

Federal Home Loan Mortgage Corp.

       6.00%, 4/1/24 - 11/1/25                    $      210,306           208
       .........................................................................
       6.50%, 10/1/08 - 3/15/11                        3,493,050         3,545
       .........................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


        7.00%, 10/1/08 - 10/1/25                   $       99,621  $        102
        ........................................................................
        8.00%, 1/1/25                                      97,433           101
        ........................................................................
        9.00%, 11/1/04                                     17,933            18
 ................................................................................

 Federal National Mortgage Assn.

        6.00%, 9/1/08                                      69,045            69
        ........................................................................
        6.50%, 3/1/09 - 8/1/23                            186,725           189
        ........................................................................
        7.00%, 8/1/23 - 1/1/26                            535,777           547
        ........................................................................
        7.50%, 11/1/07                                    101,014           104
        ........................................................................
        8.00%, 5/1/07 - 6/1/10                             90,352            93
        ........................................................................
        8.50%, 8/1/06 - 11/1/21                            49,690            52
        ........................................................................
        9.00%, 5/1/01                                      20,654            21
        ........................................................................
        REMIC, 8.00%, 2/25/07                             100,000           103
 ................................................................................

 Government National Mortgage Assn., I

        6.00%, 5/15/17 - 12/15/23                       2,700,796         2,679
        ........................................................................
        6.50%, 12/15/23 - 10/15/27                      6,193,036         6,259
        ........................................................................
        7.00%, 4/15/24 - 2/15/28                       15,356,328        15,716
        ........................................................................
        7.50%, 2/15/16 - 6/15/26                        2,195,630         2,271
        ........................................................................
        8.00%, 3/15/22 - 10/20/25                         788,567           821
        ........................................................................
        7.00%, 8/15/25 - 12/15/27                         961,469           984
 ................................................................................

 Total U.S. Government Mortgage-Backed Securities (Cost  $32,754)        33,882
                                                                   .............

 U.S. Government Obligations/
 Agencies  7.1%

 Government Trust Certificates

        9.25%, 11/15/01                                    39,322            42
 ................................................................................
 Resolution Funding
        8.125%, 10/15/19                                  210,000           275
 ................................................................................
 Tennessee Valley Authority
        5.88%, 4/1/36                                   2,000,000         2,080
        ........................................................................
        6.235%, 7/15/45                                 2,000,000         2,112
 ................................................................................
 U.S. Treasury Bonds
        6.125%, 11/15/27                                4,000,000         4,512
        ........................................................................
        6.75%, 8/15/26                                 16,050,000        19,347
 ................................................................................

 Total U.S. Government Obligations/Agencies (Cost  $25,656)              28,368
                                                                   .............

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

 Short-Term Investments  5.8%

 Certificates of Deposit  0.0%
 Chase Manhattan Bank, N.A., fixed deposit
        5.50%, 12/9/98 (MYR)                       $      272,726  $         61
 ...............................................................................
                                                                             61
                                                                   .............
 Money Market Funds  5.8%

 Reserve Investment Fund, 5.34% #                      23,016,216        23,016
 ................................................................................
                                                                         23,016
                                                                   .............
 Total Short-Term Investments (Cost  $23,077)                            23,077
                                                                   .............


 Total Investments in Securities

 99.4% of Net Assets (Cost $350,157)                               $    396,722

 Other Assets Less Liabilities                                            2,267
                                                                   .............

 NET ASSETS                                                        $    398,989
                                                                   -------------


    *  Non-income producing
    #  Seven day yield
   ++ Securities contain some restrictions as to public resale - total of such securities at period-end amounts to 0.04% of net assets
  ADR  American Depository Receipt
 REIT  Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 2.9% of net assets.
  AUD  Australian dollar
  BEF  Belgian franc
  CAD  Canadian dollar
  CHF  Swiss franc
  DEM  German deutschemark
  DKK  Danish krone
  ESP  Spanish peseta
  FIM  Finnish mark
  FRF  French franc
  GBP  British sterling
  HKD  Hong Kong dollar
  ITL  Italian lira
  JPY  Japanese yen
  MYR  Malaysian ringgit
  NLG  Dutch guilder
  NOK  Norwegian krone
  NZD  New Zealand dollar
  SEK  Swedish krona
  SGD  Singapore dollar
  ZAR  South African rand
    L  Local registered shares

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                                     November 30, 1998

-----------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

  Assets

  Investments in securities, at value (cost $350,157)             $    396,722
  Securities lending collateral                                         39,820
  Other assets                                                           3,271
                                                                  ..............
  Total assets                                                         439,813
                                                                  ..............

  Liabilities

  Obligation to return securities lending collateral                    39,820
  Other liabilities                                                      1,004
                                                                  ..............
  Total liabilities                                                     40,824
                                                                  ..............

  NET ASSETS                                                      $    398,989
                                                                  --------------

  Net Assets Consist of:

  Accumulated net investment income - net of distributions        $      1,909

  Accumulated net realized gain/loss - net of distributions             13,261

  Net unrealized gain (loss)                                            46,574

  Paid-in-capital applicable to 24,944,717 shares of
  $0.0001 par value capital stock outstanding;
  1,000,000,000 shares of the corporation authorized                   337,245
                                                                  ..............

  NET ASSETS                                                      $    398,989
                                                                  --------------

  NET ASSET VALUE PER SHARE                                       $      15.99
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited


---------------------------
  Statement of Operations
--------------------------------------------------------------------------------
  In thousands


                                                                      6 Months
                                                                        Ended
                                                                      11/30/98

  Investment Income
  Income
   Interest                                                       $      5,307
   Dividend                                                              1,794
                                                                  ..............
   Total income                                                          7,101
                                                                  ..............
  Expenses
   Investment management                                                 1,090
   Shareholder servicing                                                   528
   Custody and accounting                                                   86
   Registration                                                             40
   Prospectus and shareholder reports                                       24
   Legal and audit                                                           7
   Directors                                                                 3
   Miscellaneous                                                            12
                                                                  ..............
   Total expenses                                                        1,790
                                                                  ..............
  Net investment income                                                  5,311
                                                                  ..............
  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                            3,365
   Foreign currency transactions                                           (43)
                                                                  ..............
   Net realized gain (loss)                                              3,322
                                                                  ..............
  Change in net unrealized gain or loss
   Securities                                                            1,839
   Other assets and liabilities
   denominated in foreign currencies                                        31
                                                                  ..............
   Change in net unrealized gain or loss                                 1,870
                                                                  ..............
  Net realized and unrealized gain (loss)                                5,192
                                                                  ..............

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $     10,503
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited


--------------------------------------
  Statement of Changes in Net Assets
--------------------------------------------------------------------------------
  In thousands


                                                       6 Months           Year
                                                          Ended          Ended
                                                       11/30/98        5/31/98

  Increase (Decrease) in Net Assets
  Operations
   Net investment income                             $    5,311    $     8,667
   Net realized gain (loss)                               3,322         12,398
   Change in net unrealized gain or loss                  1,870         26,365
                                                     ...........................
   Increase (decrease) in net assets from operations     10,503         47,430
                                                     ...........................
  Distributions to shareholders
   Net investment income                                 (5,190)        (8,060)
   Net realized gain                                          -         (5,729)
                                                     ...........................
   Decrease in net assets from distributions             (5,190)       (13,789)
                                                     ...........................
  Capital share transactions*
   Shares sold                                          110,573        141,418
   Distributions reinvested                               5,153         13,698
   Shares redeemed                                      (50,406)       (66,284)
                                                     ...........................
   Increase (decrease) in net assets from capital
   share transactions                                    65,320         88,832
                                                     ...........................
  Net Assets
  Increase (decrease) during period                      70,633        122,473
  Beginning of period                                   328,356        205,883
                                                     ...........................

  End of period                                      $  398,989    $   328,356
                                                     ---------------------------
*Share information
   Shares sold                                            7,210          9,497
   Distributions reinvested                                 333            933
   Shares redeemed                                       (3,271)        (4,395)
                                                     ...........................
   Increase (decrease) in shares outstanding              4,272          6,035




The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                           November 30, 1998


---------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

      The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

      For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------



      of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

      Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997 are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.



NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At November 30, 1998, the value of loaned securities was $38,267,000; aggregate collateral consisted of $39,820,000 in the securities lending collateral pool.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------



      Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $106,095,000 and $57,226,000, respectively, for the six months ended November 30, 1998. Purchases and sales of U.S. government securities aggregated $13,146,000 and $8,530,000, respectively, for the six months ended November 30, 1998.



NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      At November 30, 1998, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $350,157,000. Net unrealized gain aggregated $46,565,000, of which $57,811,000 related to appreciated investments and $11,246,000 to depreciated investments.



NOTE 4 - RELATED PARTY TRANSACTIONS

      The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $184,000 was payable at November 30, 1998. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At November 30, 1998, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      Under the terms of the investment management agreement, the manager was required to bear any expenses through May 31, 1998, which would cause the fund's ratio of expenses to average net assets to exceed 1.05%. Thereafter, through May 31, 2000, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.05%. Pursuant to this agreement, $62,000 of unaccrued 1997 fees were repaid during the six months ended November 30, 1998.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------



     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $489,000 for the six months ended November 30, 1998, of which $68,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 1998, totaled $358,000 and are reflected as interest income in the accompanying Statement of Operations.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------



      INVESTMENT SERVICES AND INFORMATION


               KNOWLEDGEABLE SERVICE REPRESENTATIVES

               By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

               In Person  Available in T. Rowe Price Investor Centers.


               ACCOUNT SERVICES

               Checking Available on most fixed income funds ($500 minimum).

               Automatic Investing From your bank account or paycheck.

               Automatic Withdrawal  Scheduled, automatic redemptions.

               Distribution Options Reinvest all, some, or none of your distributions.

               Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


               DISCOUNT BROKERAGE*

               Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.


               INVESTMENT INFORMATION

               Combined Statement Overview of all your accounts with T. Rowe Price.

               Shareholder Reports Fund managers' reviews of their strategies and results.

               T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

               Performance Update Quarterly review of all T. Rowe Price fund results.

               Insights Educational reports on investment strategies and financial markets.

               Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


               *A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

Stock Funds
 ................................................................................
Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500*
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Total Equity Market Index
Value

International/Global
Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International


Bond Funds
 ................................................................................
Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free***
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond+
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond


International/Global
Emerging Markets Bond
Global Bond++
International Bond

MONEY MARKET FUNDS+++
 .....................
Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
 ...................
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
 .....................
Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio


   *Formerly named Equity Index.
  **Closed to new investors.
 ***Formerly named Florida Insured Intermediate Tax-Free.
   +Formerly named Tax-Free Insured Intermediate Bond.
  ++Formerly named Global Government Bond.
 +++Neither the funds nor their share prices are insured or guaranteed by the U.S. government.

 Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Personal Strategy Funds.


Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.        C11-059 11/30/98